Organization And Business (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Cumulative net loss	$ 109,482,000	$ 103,219,000
Cash and cash equivalents	1,640,000	5,194,000	$ 1,321,000
Accounts payable	426,000	$ 479,000
Long term debt
2014 Private Placement [Member]
Number of warrants to purchase common stock	4,756,163
Proceeds from issuance of common stock	$ 2,800,000
2015 Private Placement [Member]
Number of warrants to purchase common stock	4,756,163
Proceeds from issuance of common stock	$ 2,800,000
2017 Private Placement [Member]
Number of warrants to purchase common stock	4,756,163
Proceeds from issuance of common stock	$ 2,800,000